PREPAYMENT AND OTHER CURRENT ASSETS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
PREPAYMENT AND OTHER CURRENT ASSETS
Value added tax recoverable		¥ 112,362		¥ 70,908
Rebate receivable from suppliers		57,749		58,827
Deposits (Note)		8,831		11,602
Advance to suppliers		14,807		3,315
Prepaid IT & Insurance expense		7,249		5,034
Interest receivable		612		2,124
Others		6,994		9,337
Total	$ 29,965	¥ 208,604	¥ 159,776	¥ 161,147